Accounting Policies - Translation of Foreign Operations (Details) $ in Thousands, $ in Millions	Dec. 31, 2018 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)
Net investment | UHI
Detailed information about hedges
Financial instruments designated as hedging instruments, at fair value	$ 421.2	$ 8,285,286	$ 413.3	$ 8,144,843
Warrants issued by UHI | Fair value hedge of foreign currency
Detailed information about hedges
Financial instruments designated as hedging instruments, at fair value	1,775.1	34,921,530	1,847.0	36,395,183
Open Ended Fund | Fair value hedge of foreign currency
Detailed information about hedges
Financial instruments designated as hedging instruments, at fair value	$ 389.5	$ 7,662,726	$ 180.0	$ 3,546,918